ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

5.           ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,	December 31,
	2018	2019
	RMB	RMB
User traffic direction fees	276,024	217,932
Payable for third-party service fee	88,498	145,834
Payable to institutional funding partners (i)	67,434	212,279
Accrued payroll and welfare	54,552	92,502
Lease liability	—	21,020
Others	32,447	31,351
Total	518,955	720,918
(i)	Payable to institutional funding partners mainly include amounts collected from the borrowers but have not been transferred to the institutional funding partners due to holiday breaks.